Consolidated statement of cash flows - additional details - Change in net current assets and other operating cash flow items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Statement [Abstract]
(Increase) in inventories	$ (217)	$ (326)	$ (159)
(Increase)/decrease in trade receivables	(164)	(198)	43
(Decrease)/increase in trade payables	(48)	60	(21)
Net change in other operating assets	(63)	(24)	127
Net payments out of provisions and other cash movements in non-current liabilities	(30)	174	(35)
Total	$ (522)	$ (314)	$ (45)